Revenue from Service Contracts - Revenue from Service Contracts by Service Lines and Reporting Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 8,129	$ 7,588
Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	109	149
Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,020	7,439
Real estate management services included in net investment income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	276	317
Real estate management services included in net investment income | Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	276	317
Real estate management services included in net investment income | Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,931	7,293
Other revenue | Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(81)	(145)
Other revenue | Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,012	7,438
Other revenue | Investment management and other related fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,498	3,123
Other revenue | Investment management and other related fees | Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(442)	(489)
Other revenue | Investment management and other related fees | Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,940	3,612
Other revenue | Transaction processing, administration and service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,468	3,206
Other revenue | Transaction processing, administration and service fees | Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	302	298
Other revenue | Transaction processing, administration and service fees | Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,166	2,908
Other revenue | Distribution fees and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	965	964
Other revenue | Distribution fees and other | Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	59	46
Other revenue | Distribution fees and other | Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	906	918
Revenue from non-service lines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	198	295
Revenue from non-service lines | Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	190	294
Revenue from non-service lines | Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 8	$ 1